Engineering Development (Annual)	12 Months Ended
Dec. 31, 2011
Engineering Development [Text Block]
14.  Engineering Development

Engineering development expense was $187,000 and $670,000 for the years ended 2011 and 2010, respectively, which are included in General and administrative expenses in the Consolidated Statements of Operations.  The 2010 engineering development expense included a $456,000 charge to write-off engineering software in the second quarter of 2010.